UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21583

CLOUGH GLOBAL ALLOCATION FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin E. Douglas

Clough Global Allocation Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: July 1, 2006 – June 30, 2007

Item 1 – Proxy Voting Record.

2

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
Research in Motion Ltd.	RIMM	760975-102	7/18/2006	Vote on Directors, independent auditor	Issuer	Yes	Yes	For
Coinmach Service Corp.	DRY	19259W-206	7/27/2006	Vote on Directors, independent auditor, proxy voting outside annual meetings	Issuer	Yes	Yes	For
Chicago Bridge & Iron	CBI	167250-109	7/28/2006	Vote on Directors, compensation determination, authority of management and supervisory board, independent auditor	Issuer	Yes	Yes	For
Willbros Group, Inc.	WG	969199-108	8/2/2006

Vote on Directors, approval of certificate of amendment to company’s restated articles of incorporation, approval of amendment 5 of stock plan, approval of director restricted stock plan, independent auditor

					Issuer	Yes	Yes	For
Apollo Investment	AINV	03761U-106	8/3/2006	Vote on Directors, independent auditor	Issuer	Yes	Yes	For
Sasol	SSL	803866-300	10/3/2006

Vote on special resolution#1: Specific authority to repurchase treasury shares, special resolution #2: general authority to repurchase shares, ordinary resolution#1: any director or secretary authorized to do all things necessary to give effect to special resolution #1 & 2

					Issuer	Yes	Yes	For

Oracle	ORCL	68389X-105	10/9/2006

Vote on directors, approval of adoption of the fiscal year 2007 executive bonus plan, proposal to ratify selection of Ernst & Young LLP as independent registered public accounting firm for fiscal YE 5/31/2007, proposal for approval of the amended and restated 1993 directors’ stock plan

					Issuer	Yes	Yes	For
News Corporation	NWS.A	65348 E -203	10/20/2006

Vote on Directors, ratification of Ernst & Young LLP as Company’s Independent Registered Public Accounting (YE 6/30/2007), Approval of amended and restated rights plan, stockholders proposal on the annual election of directors

					Issuer	Yes	Yes	For
Avnet Inc	AVT	053807-103	11/9/2006

Vote on directors, approval of avnet 2006 stock compensation plan, ratification of appointment of KPMG LLP as the independent registered public accounting firm, shareholder proposal to separate roles of CEO and Chairman

					Issuer	Yes	Yes	For
Crystal River Capital, Inc	CRZ	229393-301	11/9/2006	Vote on directors, proposal to ratify the appointment of Ernst & Young LLP as the company’s independent accountants for fiscal y/e 12/31/06	Issuer	Yes	Yes	For
KFX Inc	KFX	48245L-107	11/9/2006	Approval of amendment to restated certificate of incorporation	Issuer	Yes	Yes	For

Cisco Systems	CSCO	17275R-102	11/15/2006

Vote on directors, ratification of the appointment of pricewaterhousecoopers LLP as Cisco’s independent registered public accounting firm, proposal urging the board to adopt a policy that grants future equity compensation to senior executives, request to board to create committee to review Cisco’s executive compensation policies

					Issuer	Yes	Yes	For
International Rectifier Corporation	IRF	460254-105	11/20/2006	Vote on directors, ratification of pricewaterhousecoopers LLP as an independent registered public accounting firm	Issuer	Yes	Yes	For
Sasol Limited	SSL	803866-300	11/23/2006

Vote on directors, decision to receive and consider the annual financial statements of the company and of the group for the year ended June 30, 2006, to re-appoint the auditors, KPMG Inc., on special resolution number 1 to authorize the directors to approve the purchase by the company, or by any of its subsidiaries, of up to 10% of the company’s shares

					Issuer	Yes	Yes	For
Trustreet Properties, Inc	TSY	898404-108	1/3/2007	Vote on directors, approval of any adjournments of the special meeting for the purpose of soliciting additional proxies if there are not sufficient votes at meeting.	Issuer	Yes	Yes	For

Photon Dynamics	PHTN	719364-101	1/24/2007

Vote on directors, approval of amendments to the 2005 equity incentive plan, approval of the 2006 non-employee directors’ stock incentive plan, ratification of the selection of Ernst & Young LLP as Photon Dynamics Independent registered public accountant.

					Issuer	Yes	Yes	For
Western Digital Corporation	WDC	958102-105	2/6/2007	Vote on directors, ratification of appointment of KPMG LLP as independent registered public accounting firm-fiscal year ending 6/29/2007	Issuer	Yes	Yes	For
Helmerich & Payne	HP	423452-101	3/7/2007	Vote on directors	Issuer	Yes	Yes	For
Tyco International Ltd	TYC	902124-106	3/8/2007

Vote on directors, re-appointment of Deloitte & Touche LLP as independent auditors, approval of reverse stock split of company’s common shares (ratio 1 for 4), approval of consequential amendment to the company’s amended and restated bye-laws

					Issuer	Yes	Yes	For
Qualcomm Incorporated	QCOM	747525-103	3/13/2007	Vote on Directors, ratification of selection of Pricewaterhousecooper LLP as the company’s independent accountant for fiscal year ending Sept 30 2007	Issuer	Yes	Yes	For
Mueller Water Products, Inc	MWA	624758-207	3/22/2007	Vote on directors	Issuer	Yes	Yes	For
Kookmin Bank	KB	50049M-109	3/23/2007

Approval of non-consolidated financial statements, appointment of directors & candidates for the members of the audit committee, approval of previously granted stock option & the grant of stock option.

					Issuer	Yes	Yes	For
The Goldman Sachs Group, Inc	GS	38141G-104	3/27/2007	Vote on directors	Issuer	Yes	Yes	For

CNOOC Limited	CEO	126132 - 109	3/30/2007	Vote to approve the deposit services and the proposed cap as described in the circular of the company 3/7/2007	Issuer	Yes	Yes	For
News Corporation	NWS.A	65248E - 203	4/3/2007	Approval of the exchange of shares of company’s class A & class B common stock, approval of the adjournment of postponement of the special meeting.	Issuer	Yes	Yes	For
People’s Bank	PBCT	710198-102	4/5/2007	Vote on approval of plan of conversion, establishment & funding of the people’s community foundation	Issuer	Yes	Yes	For
Urasia Energy LTD	UUU	91703W - 108	4/5/2007	Vote to approve the arrangement resolution	Issuer	Yes	Yes	For
Morgan Stanley	MS	617446-448	4/10/2007

Vote on directors, ratification of the appointment of deloitte & touche LLP as independent auditory, approval of 2007 equity incentive compensation plan, shareholder proposal regarding simple majority vote, and shareholder proposal on executive compensation advisory vote

					Issuer	Yes	Yes	For
Schlumberger Limited	SLB	806857 - 108	4/11/2007	Vote on directors, adoption and approval of financials and dividends, approval of independent registered public accounting firm	Issuer	Yes	Yes	For
Citigroup Inc	C	172967-101	4/17/2007

Vote on directors, proposal to ratify selection of KPMG LLP as independent registered accounting firm, stockholder proposal requisition report on prior governmental services, political contributions, charitable contributions, and advisory resolution to ratify executive compensation

					Issuer	Yes	Yes	For

DPL Inc.		233293-109	4/17/2007

Vote on directors, vote to amend regulations regarding majority vote alternative for board elections, vote on shareholder proposal on executive bonuses, vote on shareholder proposal on majority vote reincorporation proposal, vote to ratify KPMG as independent auditor

					Issuer	Yes	Yes	For
UBS AG	UBS	H89231 - 338	4/18/2007	Annual report, appropriation of retained earnings dividend, discharge of the members of the board of directors and the group executive board, re-election of board members.	Issuer	Yes	Yes	For
Brookline Bancorp, Inc	BRKL	11373M- 107	4/19/2007	Vote on directors, ratification of the appointment of KPMG, LLP as independent registered public accounting firm	Issuer	Yes	Yes	For
Alcoa Inc.	AA	013817- 101	4/20/2007	Vote on directors, proposal to ratify the independent auditor	Issuer	Yes	Yes	For
Genentech, Inc	DNA	368710 - 406	4/20/2007	Vote on directors, to ratify selection of Ernst & Young LLP as independent registered public accountant	Issuer	Yes	Yes	For

Embraer-Empresa Brasileira

29081M-102

4/23/2007

Examination, discussion and vote on financial statements for year ended 12-31-2006, vote to allocate net profits recorded in fiscal year 2006, vote to appoint members of fiscal cmte for 2007/2008 term, vote to se aggregate annual compensation to be received by the company’s officers and members of the board, vote to set compensation of members of fiscal cmte, vote to confirm the increase in company’s capital stock, vote to renumber and amend company bylaws, vote to consolidate bylaws

Issuer

Yes

Yes

For

Newalliance Bancshares, Inc.	NAL	650203 - 102	4/24/2007	Vote on directors, to ratify the appointment of PricewaterhouseCoopers, LLP as independent auditors	Issuer	Yes	Yes	For
Newmont Mining Corporation	NEM	651639- 106	4/24/2007

Vote on directors, ratify appointment of independent auditors, stockholder proposal regarding Indonesian Operations, policies and practices in communities, and proposal regarding independent board chairman

					Issuer	Yes	Yes	For
EOG Resources Inc.		26875P-101	4/24/2007	Vote on directors, vote to ratify appointment of Deloitte & Touche as independent auditors for year ending 12/31/2007	Issuer	Yes	Yes	For
General Electric Company	GE	369604 - 103	4/25/2007	Vote on directors, ratification of KPMG, adoption of majority voting, approval of 2007 long term incentive plan.	Issuer	Yes	Yes	For

Insituform Technologies, Inc	INSU	457667 - 103	4/25/2007	Vote on directors, purchase to approve employee stock purchase plan and ratify appointment of PricewaterhouseCoopers LLP as independent public auditors	Issuer	Yes	Yes	For
Platinum Underwriters Holdings, LTD	PTP	G7127P - 100	4/25/2007	Vote on directors, to consider proposal to ratify the selection of KPMG LLP as company’s independent registered public accounting firm.	Issuer	Yes	Yes	For
Barclays PLC		06734E-204_	4/25/2007

Vote to receive directors’ and auditors’ reports and the audited accounts for year ended 12/31/06, vote on reelection of directors, vote to reappoint PwC as independent auditors, vote to authorize directors to set auditor remuneration, vote to authorize Barclays PLC to make EU political donations, vote to renew authority given to directors to allot securities, vote to renew authority of directors to allot securities for cash other than on a pro-rata basis to shareholders and to sell treasury shares, vote to renew company’s authority to purchase its own shares, vote to adopt new articles of association of the company

					Issuer	Yes	Yes	For
Textron Inc.		883203-101	4/25/2007

Vote on directors, vote on short term incentive plan, vote on 2007 long term incentive plan, vote to ratify reappointment of independent auditors, vote on shareholder proposal relating to foreign military sales

					Issuer	Yes	Yes	For

Baker Hughes Incorporated	BHI	057224 - 107	4/26/2007	Vote on directors, ratification of Deloitte & Touche as independent auditor, proposal to amend the company’s restated certificate of incorporation	Issuer	Yes	Yes	For
Noble Corporation	NE	G65422 - 100	4/26/2007	Vote on directors, approval of the appointment of PricewaterhouseCoopers, LLP as independent auditors	Issuer	Yes	Yes	For
Valero Energy Corporation	VLO	91913Y - 100	4/26/2007	Vote on directors, to ratify the appointment of KPMG LLP as independent registered public accounting firm, vote on shareholder proposals.	Issuer	Yes	Yes	For
Suncor Energy, Inc.		867229-106	4/26/2007	Vote on directors, vote to reappoint PwC as auditor for ensuing year, vote on approval of amendments to equity compensation plans, vote on approval of performance stock options, vote to amend bylaws	Issuer	Yes	Yes	For
Peabody Energy Corporation	BTU	704549 - 104	5/1/2007	Vote for directors, ratification of appointment of independent registered public accounting firm, shareholder proposal regarding board declassification.	Issuer	Yes	Yes	For
The Travelers Companies, Inc	TRV	89417E - 109	5/1/2007	Vote on directors, proposal to ratify the selection of KPMG as travelers’ independent registered public accounting firm, approval of an amendment to articles of incorporation	Issuer	Yes	Yes	For

Bristol-Myers Squibb Company		110122-108	5/1/2007

Vote on directors, vote on ratification of independent registered public accounting firm, vote on 2007 stock award and incentive plan, vote on senior executive performance incentive plan, vote on executive compensation disclosure, vote on recoupment, vote on cumulative voting

					Issuer	Yes	Yes	For
Consol Energy Inc.		20854P-109	5/1/2007	Vote on directors, vote on ratification of PwC as independent accountants, vote to amend equity incentive plan, vote to address shareholder proposal regarding climate change	Issuer	Yes	Yes	For
Aspen Insurance Holdings	AHL	G05384 - 105	5/2/2007	Vote on directors, appoint KPMG Audit PLC as independent registered public accounting firm, etc.	Issuer	Yes	Yes	For
Hess Corporation		42809H-107	5/2/2007	Vote on directors, vote on appointment of Ernst & Young as independent auditors for fiscal year ending 12/31/2007, vote on stockholder proposal to recommend declassification of the board	Issuer	Yes	Yes	For
Newfield Exploration	NFX	651290 - 108	5/3/2007	Vote on directors, approval of Newfield Exploration Company 2007 Omnibus stock plan, approval of second amendment to Newfield exploration company 2000 Non-employee directors restricted stock plan	Issuer	Yes	Yes	For
Sunpower Corporation	SPWR	867652 - 109	5/4/2007	Vote on directors, Proposal to ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for fiscal year	Issuer	Yes	Yes	For

FMC Technologies, Inc.		30249U-101	5/4/2007	Vote on directors	Issuer	Yes	Yes	For
Evergreen Energy, Inc.	EEE	30024B - 104	5/8/2007	Election of Directors, ratification of selection of Deloitte & Touche LLP as independent registered public accounting firm	Issuer	Yes	Yes	For
Boston Scientific Corporation		101137-107	5/8/2007

Vote on directors, vote to amend certificate of incorporation and bylaws to declassify board of directors, vote to amend the certificate of incorporation and bylaws to increase the maximum size of the board from 15 to 20, vote to approve a stock option exchange program for employees, vote to require executives to meet specified stock retention guidelines, vote to ratify Ernst & Young as independent auditors, vote to transact other business as necessary before meeting

					Issuer	Yes	Yes	For
Coeur D’Alene Mines Corporation		192108-108	5/8/2007	Vote on directors, vote on ratification of appointment of KPMG as independent auditor	Issuer	Yes	Yes	For
Sprint Nextel Corporation		852061-100	5/8/2007

Vote on directors, vote to ratify appointment of KPMG as independent accounting firm for 2007, vote on 2007 Omnibus incentive plan, vote on shareholder proposal concerning compensation of named executive officers

					Issuer	Yes	Yes	For
Smurfit-Stone Container Corporation		832727-101	5/9/2007	Vote on directors, vote to ratify appointment of Ernst & Young as independent accounting firm for 2007	Issuer	Yes	Yes	For
USG Corporation		903293-405	5/9/2007	Vote on directors, vote on appointment of Deloitte & Touche LLP as independent auditors for year ending 12/31/2007	Issuer	Yes	Yes	For
Biosphere Medical, Inc.		09066V-103	5/10/2007	Vote on directors	Issuer	Yes	Yes	For

Google, Inc.	38259P-508	5/10/2007

Vote on directors, vote on ratification of appointment of Ernst & Young as independent public accounting firm for the fiscal year ending
12-31-07, vote on approval of amendment to 2004 stock plan, vote to approve executive bonus plan, vote on management institution of policies regarding freedom of internet access.

				Issuer	Yes	Yes	For
Magna International Inc.	559222-401	5/10/2007	Vote on directors, vote to reappoint Ernst & Young as independent auditor and authorize audit cmte to fix their remuneration, vote on amendment to corporate stock option plan	Issuer	Yes	Yes	For
Partnerre Ltd.	G6852T-105	5/10/2007	Vote on directors, vote to reappoint Deloitte & Touche as independent auditors and determine their remuneration, vote to amend bylaws, to address other business	Issuer	Yes	Yes	For
Southwestern Energy Company	845467-109	5/10/2007	Vote on directors, vote to ratify PwC as independent accounting firm for fiscal year ending 12/31/2007	Issuer	Yes	Yes	For
Transocean Inc.	G90078-109	5/10/2007	Vote on directors, vote on approval of Ernst & Young as independent accounting firm for 2007.	Issuer	Yes	Yes	For
Molecular Insight Pharmaceuticals Inc	60852M-104	5/14/2007	Vote on directors, vote to ratify appointment of Deloitte & Touche as independent accounting firm for fiscal year ending 12/31/07	Issuer	Yes	Yes	For

The Allstate Corporation	ALL	020002 - 101	5/15/2007	Election of directors, appointment of Deloitte & Touche LLP as independent auditors for 2007, amendments to the restated certificate of incorporation to eliminate the supermajority vote requirements	Issuer	Yes	Yes	For
Diamond Offshore Drilling, Inc.		25271C-102	5/15/2007	Vote on directors, vote to approve amended and restated incentive compensation plan for executive officers, vote to ratify appointment of Deloitte & Touche as independent auditors for fiscal year 2007	Issuer	Yes	Yes	For
Hanover Insurance Group Inc, The		410867-105	5/15/2007	Vote on directors, vote on ratification of appointment of PwC as independent auditors	Issuer	Yes	Yes	For
Sepracor Inc.		817315-104	5/15/2007	Vote on directors, vote to approve amendment to 2000 stock incentive plan, vote to ratify selection of PwC as independent accounting firm for current fiscal year	Issuer	Yes	Yes	For
XTO Energy Inc.		98385X-106	5/15/2007	Vote on directors, vote to ratify appointment of KPMG as independent auditor for 2007	Issuer	Yes	Yes	For
The Hartford Financial Services Group, Inc	HIG	416515- 104	5/16/2007	Vote on directors, ratification of the appointment of Deloitte & Touche, LLP as independent auditor of the company for the fiscal year	Issuer	Yes	Yes	For
Cameco Corporation		13321L-108	5/16/2007	Vote on directors, vote on appointment of KPMG as auditors, vote on resolution amending stock option plan	Issuer	Yes	Yes	For

Halliburton Company	406216-101	5/16/2007	Vote on directors, vote on ratification of selection of auditors, vote on proposal on human rights review, vote on proposal on political contribution, vote on proposal on stockholder rights plan	Issuer	Yes	Yes	For
Intel Corporation	458140-100	5/16/2007

Vote on directors, vote on ratification of selection of Ernst & Young as independent auditor, vote on amendment and extension of 2006 equity incentive plan, vote on approval of 2007 Executive officer incentive plan, vote on proposal requesting limitation on executive compensation

				Issuer	Yes	Yes	For
Grant Prideco, Inc.	38821G-101	5/17/2007	Vote on directors	Issuer	Yes	Yes	For
Pride International, Inc.	74153Q-102	5/17/2007	Vote on directors, vote on 2007 long-term incentive plan, vote to ratify appointment of KPMG as independent accounting firm	Issuer	Yes	Yes	For
Williams Companies Inc, The	969457-100	5/17/2007	Vote on directors, vote to ratify Ernst & Young as auditors for 2007, vote on approval of 2007 incentive plan, vote on approval of 2007 employee stock purchase plan	Issuer	Yes	Yes	For
Constellation Energy Group, Inc.	210371-100	5/18/2007	Vote on directors, vote on ratification of PwC as independent accountants, vote to approve 2007 long-term incentive plan, vote to approve executive annual incentive plan	Issuer	Yes	Yes	For

Time Warner Inc.	887317-105	5/18/2007

Vote on directors, vote to ratify auditors, vote to eliminate certain super-majority vote requirements, vote ratifying compensation of named executive officers, vote on separation of chairman and CEO, vote regarding simple majority vote, vote regarding special shareholder meetings, vote regarding stockholder ratification of director compensation

				Issuer	Yes	Yes	For
Ensco International Inc.	26874Q-100	5/22/2007	Vote on directors, vote on appointment of KPMG as independent auditors, vote on any other business	Issuer	Yes	Yes	For
Rait Financial Trust	749227-104	5/22/2007	Vote on directors, vote to approve selection of Grant Thorton as independent accounting firm for 2007 fiscal year	Issuer	Yes	Yes	For
Annaly Capital Management	035710-409	5/24/2007	Vote on directors, ratification of appointment of Deloitte & Touche as independent accounting firm for 2007 fiscal year	Issuer	Yes	Yes	For
First Solar, Inc.	336433-107	5/25/2007	Vote on directors, vote to ratify appointment of PwC as independent accounting firm for fiscal year ending 12/29/2007	Issuer	Yes	Yes	For

UnitedHealth Group Inc.	91324P-102	5/29/2007

Vote on directors, vote for majority voting requirement for board elections, vote to provide annual election of board members, vote to eliminate supermajority requirements for removal of directors, vote to eliminate supermajority provisions relating to certain business combinations, vote to adopt restated articles of incorporation, vote to ratify Deloitte & Touche as independent auditor for fiscal year ending 12/31/2007, vote concerning performance-vesting shares, vote on proposal concerning supplemental executive retirement plan, vote concerning resolution on compensation of named executive officers, vote on shareholder proposal relating to shareholder nominees for election to UnitedHealth Group board

				Issuer	Yes	Yes	Against
Ares Capital Corporation	04010L-103	5/30/2007	Vote on directors, vote to ratify selection of KPMG as independent accounting firm for year ending12-31-07	Issuer	Yes	Yes	For
DSW, Inc.	23334L-102	5/30/2007	Vote on directors	Issuer	Yes	Yes	For
Willbros Group, Inc.	969199-108	5/30/2007	Vote on directors, vote on stockholder proposal regarding chairman independence	Issuer	Yes	Yes	For
GAP, Inc.	364760-108	6/5/2007	Vote on directors, vote to ratify appointment of Deloitte & Touche as independent auditors for year ending 2/2/2008	Issuer	Yes	Yes	For
Devon Energy Corporation	251-79M-103	6/6/2007	Vote on directors, vote to ratify appointment of company’s independent auditors	Issuer	Yes	Yes	For

Republic Airways Holdings Inc.	760276-105	6/6/2007	Vote on directors, vote on approval of 2007 equity incentive plan, vote on approval of amended and restated certificate of incorporation	Issuer	Yes	Yes	For
Global Santa Fe Corporation	G3930E-101	6/7/2007	Vote on directors, vote on appointment of PwC as independent auditor for year ending 12-31-07	Issuer	Yes	Yes	For
SXR Uranium One Inc.	87112P-106	6/7/2007

Vote on directors, vote to appoint Deloitte & Touche as independent auditors and authorize board to fix their remuneration, vote to increase maximum number of board members, Vote to change corporation name to “Uranium One Inc.”, vote to increase total number of issuable shares.

				Issuer	Yes	Yes	For
Chesapeake Energy Corporation	065167-107	6/8/2007	Vote on directors, vote to amend long term incentive plan, vote to approve amendment to 2003 stock award plan for non-employee directors	Issuer	Yes	Yes	For
ITC Holdings Corporation	465685-105	6/8/2007

Vote on directors, vote on approval of amendment to company’s articles or incorporation to create a staggered board, vote to ratify appointment of Deloitte & Touche as independent accounting firm for 2007

				Issuer	Yes	Yes	For
Staples, Inc.	855030-102	6/11/2007

Vote on directors, vote to change bylaws regarding uncontested elections, vote to ratify selection of Ernst & Young as independent accounting firm, vote on shareholder proposal for simple majority voting

				Issuer	Yes	Yes	For

YAHOO! Inc.	984332-106	6/12/2007

Vote on directors, vote on amendments to 1995 stock plan, vote on amendment to 1996 employee stock purchase plan, vote on appointment of independent public accounting firm, vote on proposal of “pay for superior performance” vote on proposal regarding internet censorship, vote on proposal regarding board cmte on human rights.

				Issuer	Yes	Yes	For
EBay Inc.	278642-103	6/14/2007

Vote on directors, vote on approval of amendment to 1999 Global incentive plan to further satisfy Section 162(M) of IRS code, vote to approve amendment to extend term of 1998 employee stock purchase plan, vote to ratify selection of PwC as independent auditors for Fiscal Year 12-31-07

				Issuer	Yes	Yes	For
Parallel Petroleum Corp	699157-103	6/26/2007	Vote on directors, vote on approval of selection of BDO Seidman as independent auditor.	Issuer	Yes	Yes	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clough Global Allocation Fund

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	August 30, 2007

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